UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21270

                            Partners Balanced Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE                                    19809
--------------------------------------------------------------------------------
(Address of principal executive offices                               (Zip code)

                          Robert S. Kapito, President
                            Partners Balanced Trust
                    40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 302 797-2162

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO SHAREHOLDERS
The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Partners Balanced Trust
Annual Report

DECEMBER 31, 2003



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE                                               [BLACKROCK LOGO]

                                TABLE OF CONTENTS

Letter to Shareholders ...................................................     1

Trust Summary ............................................................     2

Portfolio of Investments .................................................     3

Financial Statements

   Statement of Assets and Liabilities ...................................     7

   Statement of Operations ...............................................     8

   Statement of Cash Flows ...............................................     9

   Statement of Changes in Net Assets ....................................    10

Financial Highlights .....................................................    11

Notes to Financial Statements ............................................    12

Independent Auditors' Report .............................................    14

Additional Information ...................................................    15

Trustees' Information ....................................................    16

--------------------------------------------------------------------------------
                         PRIVACY PRINCIPLES OF THE TRUST

      The Trust is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

      Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

      The Trust restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                               December 31, 2003

Dear Shareholder:

      We are pleased to present the first annual report for Partners Balanced Trust (the "Trust") for the period ended December 31, 2003. This report contains the Trust's audited financial statements and a list of its portfolio holdings.

      The Trust is a diversified, actively managed balanced fund, which invests in both stocks and bonds. BlackRock Advisors, Inc. is the investment advisor to the Trust. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., manage the Trust's fixed income securities, while Wellington Management Company, LLP manages the Trust's equity investments. BlackRock Advisors, Inc. and Wellington Management Company, LLP jointly reallocate the Trust's net assets periodically between debt and equity securities. Shares of the Trust are continuously offered. However, as a closed-end interval fund, shares of the Trust are not traded on any securities exchange. Shareholders who wish to have their shares repurchased must do so via quarterly tender offers.

      The following table shows the Trust's yield and net asset value ("NAV") per share as of December 31, 2003.

--------------------------------------------------------------------------------
                                                           CURRENT
             TRUST                                          YIELD          NAV
--------------------------------------------------------------------------------
Partners Balanced Trust (XBWPX)                             4.77%         $20.95
--------------------------------------------------------------------------------

      BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to managing fixed income securities. As of December 31, 2003, BlackRock managed $212 billion in bonds, including 16 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

      Wellington Management Company, LLP ("Wellington Management") is one of the largest independent investment management companies in the world, with total assets under management of $394 billion, including over $243 billion in equities. Wellington Management serves as investment advisor in 40 countries, serving over 1,200 clients including over 300 sub-advisory mandates (as of December 31, 2003). With one of the largest and most experienced investment staffs in the industry, Wellington Management's distinctive strength is its fundamental research capability.

      On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,


/s/ Laurence D. Fink                               /s/ Ralph L. Schlosstein

Laurence D. Fink                                   Ralph L. Schlosstein
Chief Executive Officer                            President
BlackRock Advisors, Inc.                           BlackRock Advisors, Inc.

TRUST SUMMARY
DECEMBER 31, 2003

                                TRUST INFORMATION

--------------------------------------------------------------------------------
NASDAQ Symbol:                                                         XBWPX
--------------------------------------------------------------------------------
Initial Offering Date:                                            April 30, 2003
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                       $20.95
--------------------------------------------------------------------------------
Yield on Net Asset Value as of 12/31/03:(1)                             4.77%
--------------------------------------------------------------------------------
Current Monthly Distribution per Share:(2)                           $  0.083333
--------------------------------------------------------------------------------
Current Annualized Distribution per Share:(2)                        $  0.999996
--------------------------------------------------------------------------------

(1) Yield on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.
(2) The distribution is not constant and is subject to change. The table below summarizes the Trust's NAV:

                                -------------------------------------
                                12/31/03         HIGH           LOW
            ---------------------------------------------------------
            NAV                   $20.95        $20.95         $18.73
            ---------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's investments, excluding short-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
COMPOSITION                                                    DECEMBER 31, 2003
--------------------------------------------------------------------------------
Finance & Banking                                                      26%
--------------------------------------------------------------------------------
Energy                                                                 19
--------------------------------------------------------------------------------
Federal National Mortgage Association                                  10
--------------------------------------------------------------------------------
Consumer Products                                                       5
--------------------------------------------------------------------------------
Automotive                                                              3
--------------------------------------------------------------------------------
Chemicals                                                               3
--------------------------------------------------------------------------------
Forest Products                                                         3
--------------------------------------------------------------------------------
Media                                                                   3
--------------------------------------------------------------------------------
Telecommunication                                                       3
--------------------------------------------------------------------------------
U.S. Government Securities                                              3
--------------------------------------------------------------------------------
Aerospace & Defense                                                     2
--------------------------------------------------------------------------------
Basic Materials                                                         2
--------------------------------------------------------------------------------
Ecological Services & Equipment                                         2
--------------------------------------------------------------------------------
Hotels & Casinos                                                        2
--------------------------------------------------------------------------------
Industrial                                                              2
--------------------------------------------------------------------------------
Pharmaceuticals                                                         2
--------------------------------------------------------------------------------
Real Estate                                                             2
--------------------------------------------------------------------------------
Other                                                                   8
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003
PARTNERS BALANCED TRUST

             PRINCIPAL
  RATING(1)    AMOUNT
 (UNAUDITED)    (000)                                             DESCRIPTION                                               VALUE
===================================================================================================================================
                           CORPORATE BONDS--63.7%
                           AEROSPACE/DEFENSE--2.2%
     A          $200       General Dynamics Corp., 4.25%, 5/15/13 ..................................................     $  192,326
   BBB+          225       Lockheed Martin Corp., 8.50%, 12/01/29 ..................................................        293,261
    BBB          175       Northrop Grumman Corp., 7.75%, 2/15/31 ..................................................        212,799
   BBB-          250       Raytheon Co., 6.15%, 11/01/08 ...........................................................        272,035
                                                                                                                         ----------
                                                                                                                            970,421
                                                                                                                         ----------
                           AUTOMOTIVE--2.7%
     B           300(2)    Asbury Automotive Group, 9.00%, 6/15/12 .................................................        317,250
                           DaimlerChrysler NA Holding Corp.
    A3           200(2)      4.05%, 6/04/08 ........................................................................        199,129
    A3           300(2)      7.20%, 9/01/09 ........................................................................        335,033
    B+           300(2)    Dura Operating Corp., 8.625%, 4/15/12 ...................................................        316,500
                                                                                                                         ----------
                                                                                                                          1,167,912
                                                                                                                         ----------
                           BASIC MATERIALS--0.8%
    BB-          300       United States Steel Corp., 9.75%, 5/15/10 ...............................................        340,500
                                                                                                                         ----------
                           CHEMICALS--2.0%
    A-           200       Dow Chemical Co., 7.375%, 11/01/29 ......................................................        223,850
    BB-          300       Lyondell Chemical Co., 11.125%, 7/15/12 .................................................        333,000
    B3           300(3)    Rhodia SA, 7.625%, 6/01/10 ..............................................................        288,000
                                                                                                                         ----------
                                                                                                                            844,850
                                                                                                                         ----------
                           CONGLOMERATES--0.8%
     B           300       Dresser, Inc., 9.375%, 4/15/11 ..........................................................        326,250
                                                                                                                         ----------
                           CONSUMER PRODUCTS--3.9%
   BBB+          200       General Mills, Inc., 6.00%, 2/15/12 .....................................................        214,186
   BBB+          300(2)    Kellogg Co., 6.60%, 4/01/11 .............................................................        336,208
    A3           350(2)    Kraft Foods, Inc., 5.625%, 11/01/11 .....................................................        368,776
    BBB          200       Kroger Co., 6.80%, 4/01/11 ..............................................................        223,835
    B-           300       Rite Aid Corp., 6.875%, 8/15/13 .........................................................        288,000
    AA           200       Wal Mart Stores, Inc., 6.875%, 8/10/09 ..................................................        230,410
                                                                                                                         ----------
                                                                                                                          1,661,415
                                                                                                                         ----------
                           ECOLOGICAL SERVICES & EQUIPMENT--2.3%
    B+           300(2)    Allied Waste N.A., Inc., 10.00%, 8/01/09 ................................................        324,000
     B           300       Casella Waste Systems, 9.75%, 2/01/13 ...................................................        336,000
     B           300(2)    National Waterworks, Inc., 10.50%, 12/01/12 .............................................        335,250
                                                                                                                         ----------
                                                                                                                            995,250
                                                                                                                         ----------
                           ELECTRONICS--0.8%
    BB-          300       PerkinElmer, Inc., 8.875%, 1/15/13 ......................................................        343,500
                                                                                                                         ----------
                           ENERGY--13.3%
    B+           300(3)    AES Corp., 9.00%, 5/15/15 ...............................................................        339,000
    BBB          300(2)    Armada Hess Corp., 7.125%, 3/15/33 ......................................................        304,146
    B-           300(2)    Calpine Corp., 7.75%, 4/15/09 ...........................................................        231,000
   BBB+          300(2,3)  Centerpoint Energy Houston Electric LLC, 5.70%, 3/15/13 .................................        313,113
    BB-          300(2)    Chesapeake Energy Corp, 7.50%, 9/15/13 ..................................................        324,375
    A-           225       Conoco, Inc., 6.95%, 4/15/29 ............................................................        255,159
    A3           220       Consolidated Natural Gas, 5.375%, 11/01/06 ..............................................        236,661
    A-           200       Detroit Edison Co., 6.125%, 10/01/10 ....................................................        219,184
    BBB          125       Devon Energy Corp., 7.95%, 4/15/32 ......................................................        150,720
    BBB          300(2)    Devon Financing Corp., 6.875%, 9/30/11 ..................................................        340,177
    A-           200       Duke Energy Corp., 3.75%, 3/05/08 .......................................................        201,564
     B           250(3)    Dynergy Holdings, Inc., 10.125%, 7/15/13 ................................................        287,500
    NR           208       GulfTerra Energy Partners LP, 8.50%, 6/01/10 ............................................        236,080
     B           300(3)    El Paso Production Holdings, 7.75%, 6/01/13 .............................................        294,000
   BBB+            5       Exelon Corp., 6.75%, 5/01/11 ............................................................          5,585
    AA-          290       Florida Power & Light Co., 4.85%, 2/01/13 ...............................................        293,096
    A1           225       Florida Power Corp., 4.80%, 3/01/13 .....................................................        223,551
    B+           300(2)    Hanover Equipment Trust, 9.737%, 9/01/11 ................................................        318,000
   BBB+          200       Kinder Morgan Energy Partners LP, 7.30%, 8/15/33 ........................................        224,694
     B           300(2)    Midwest Generation LLC, 8.30%, 7/02/09 ..................................................        294,900
   BBB+          200       Occidental Petroleum Corp., 6.75%, 1/15/12 ..............................................        226,042
     B           200       Swift Energy Co., 10.25%, 8/01/09 .......................................................        217,000
    B+           200       Williams Cos., Inc., 8.625%, 3/15/12 ....................................................        223,750
                                                                                                                         ----------
                                                                                                                          5,759,297
                                                                                                                         ----------

                       See Notes to Financial Statements.

             PRINCIPAL
  RATING(1)    AMOUNT
 (UNAUDITED)    (000)                                             DESCRIPTION                                               VALUE
===================================================================================================================================
                           FINANCE & BANKING--17.6%
    AA+      $   300(2)    American General Capital II, 8.50%, 7/01/30 .............................................    $   390,055
    AA           300(2)    Bank of America Corp., 3.875%, 1/15/08 ..................................................        305,856
    AA+        1,200(2)    Citigroup, Inc., 3.50%, 2/01/08 .........................................................      1,202,532
    AA-          100       Credit Suisse First Boston, 6.125%, 11/15/11 ............................................        108,873
    BB           250(3)    Crum & Forster Holding Corp., 10.375%, 6/15/13 ..........................................        277,812
    A1           300(2)    FleetBoston Financial Corp., 4.875%, 12/01/06 ...........................................        318,254
    A3           300(2)    Ford Motor Credit Co., 7.375%, 10/28/09 .................................................        329,448
    B-           300(3)    Gemstone Investors Ltd., 7.71%, 10/31/04 ................................................        303,000
                           General Electric Cap. Corp.
    AAA          300(2)      5.875%, 2/15/12 .......................................................................        322,421
    AAA          800(2)      6.125%, 2/22/11 .......................................................................        880,093
    A3           300(2)    General Motors Acceptance Corp., 6.875%, 9/15/11 ........................................        322,884
    AA-          200(2)    Goldman Sachs Group, Inc., 6.875%, 1/15/11 ..............................................        226,570
    A1           300(2)    Household Finance Corp., 6.375%, 10/15/11 ...............................................        330,355
     B           250(3)    Huntsman Advance Materials LLC, 11.00%, 7/15/10 .........................................        276,250
     A           200(2)    JP Morgan Chase & Co., 6.75%, 2/01/11 ...................................................        224,702
    Ba1           90       Labranche & Co., 12.00%, 3/02/07 ........................................................         90,000
    A+           300(2)    Lehman Brothers Holdings, 6.625%, 1/18/12 ...............................................        338,555
     A           200       MetLife, Inc., 6.50%, 12/15/32 ..........................................................        212,074
                           Morgan Stanley
    AA-          200         4.25%, 5/15/10 ........................................................................        198,711
    AA-          300(2)      6.75%, 4/15/11 ........................................................................        339,426
    B2           300       Orion Power Holdings, Inc., 12.00%, 5/01/10 .............................................        369,000
    Aa3          200       US Bancorp, 3.95%, 8/23/07 ..............................................................        205,766
    B2            45(3)    WMC Finance Co., 11.75%, 12/15/08 .......................................................         45,000
                                                                                                                        -----------
                                                                                                                          7,617,637
                                                                                                                        -----------
                           FOREST PRODUCTS--2.6%
    BB+          300       Georgia-Pacific Corp., 8.875%, 2/01/10 ..................................................        343,500
    BBB          200       Intl. Paper Co., 5.30%, 4/01/15 .........................................................        195,072
    BB           250       Tembec Industries, Inc., 8.50%, 2/01/11 .................................................        258,750
    BBB          300(2)    Weyerhaeuser Co., 5.25%, 12/15/09 .......................................................        310,125
                                                                                                                        -----------
                                                                                                                          1,107,447
                                                                                                                        -----------
                           HOME BUILDERS--0.5%
    Ba3          200       WCI Communities, Inc., 10.625%, 2/15/11 .................................................        225,500
                                                                                                                        -----------
                           HOTELS & CASINOS--3.0%
    BB+          300       ITT Corp., 7.375%, 11/15/15 .............................................................        321,000
     B           300       John Q. Hammons Hotels, 8.875%, 5/15/12 .................................................        327,750
                           Mohegan Tribal Gaming
    BB-          300(2)      6.375%, 7/15/09 .......................................................................        307,125
    BB-          300         8.00%, 4/01/12 ........................................................................        324,000
                                                                                                                        -----------
                                                                                                                          1,279,875
                                                                                                                        -----------
                           INDUSTRIAL--0.8%
    BB-          300       United Rentals NA, Inc., 10.75%, 4/15/08 ................................................        337,500
                                                                                                                        -----------
                           MEDIA--3.6%
    BBB          400(2)    Comcast Corp., 5.50%, 3/15/11 ...........................................................        414,192
   Baa1          300(2,3)  Cox Enterprises, 4.375%, 5/01/08 ........................................................        304,765
    BB-          300(2)    CSC Holdings, Inc., 7.875%, 12/15/07 ....................................................        315,750
   BBB+          200       Turner Broadcasting, 8.375%, 7/01/13 ....................................................        244,332
   CCC+          300       WRC Media, Inc., 12.75%, 11/15/09                                                                286,500
                                                                                                                        -----------
                                                                                                                          1,565,539
                                                                                                                        -----------
                           PACKAGING & CONTAINERS--0.8%
     B           300       Crown Euro Holdings SA, 10.875%, 3/01/13 ................................................        352,875
                                                                                                                        -----------
                           PHARMACEUTICALS--0.5%
    BB+          200       Omnicare, Inc., 6.125%, 6/01/13 .........................................................        199,750
                                                                                                                        -----------
                           REAL ESTATE--1.7%
   BBB+          300(2)    Archstone-Smith Trust, 3.00%, 6/15/08 ...................................................        289,539
   BBB+          185       Avalonbay Communities, Inc., 6.625%, 9/15/11 ............................................        204,873
   BBB+          200       EOP Operating LP, 7.00%, 7/15/11 ........................................................        225,682
                                                                                                                        -----------
                                                                                                                            720,094
                                                                                                                        -----------
                           TECHNOLOGY--0.7%
    B1           300       Amkor Technologies, Inc., 7.75%, 5/15/13 ................................................        321,000
                                                                                                                        -----------
                           TELECOMMUNICATION--2.1%
    B2           250(3)    ACC Escrow Corp., 10.00%, 8/01/11 .......................................................        276,250
    A+           200       SBC Communications, Inc., 6.25%, 3/15/11 ................................................        218,933
    AA           400(2)    Verizon New Jersey, Inc., 5.875%, 1/17/12 ...............................................        422,984
                                                                                                                        -----------
                                                                                                                            918,167
                                                                                                                        -----------

                       See Notes to Financial Statements.

             PRINCIPAL
  RATING(1)    AMOUNT
 (UNAUDITED)    (000)                                             DESCRIPTION                                               VALUE
===================================================================================================================================
                           TRANSPORTATION--1.0%
   BBB+       $  200       Burlington North Santa Fe, 5.90%, 7/01/12 ...............................................    $   214,035
     B           200       Railamerica Transportation, 12.875%, 8/15/10 ............................................        232,000
                                                                                                                        -----------
                                                                                                                            446,035
                                                                                                                        -----------
                           Total Corporate Bonds (cost $27,128,795) ................................................     27,500,814
                                                                                                                        -----------
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.6%
               1,560(2)      4.50%, 5/01/18 ........................................................................      1,563,917
                 279(2)      4.50%, 6/01/18 ........................................................................        279,756
               1,399(2)      5.00%, 5/01/33 ........................................................................      1,385,733
                 513(2)      5.00%, 6/01/33 ........................................................................        508,603
                 988(2)      5.00%, 8/01/33 ........................................................................        978,160
               1,563(2)      5.50%, 2/01/33 ........................................................................      1,584,035
                                                                                                                        -----------
                           Total Federal National Mortgage Association (cost $6,378,940) ...........................      6,300,204
                                                                                                                        -----------
                           FOREIGN GOVERNMENT--1.4%
    AA-          200       Quebec Province, 7.50%, 7/15/23 .........................................................        241,352
   Baa2          300(2)    United Mexican States, 8.125%, 12/30/19 .................................................        335,700
                                                                                                                        -----------
                           Total Foreign Government (cost $598,270) ................................................        577,052
                                                                                                                        -----------
                           SUPRANATIONAL--0.7%
    AAA          300       European Investment Bank, 4.625%, 3/01/07 (cost $318,790) ...............................        317,595
                                                                                                                        -----------
                           TAXABLE MUNICIPAL--0.6%
    AA           300       Illinois, GO, 5.10%, 6/01/33 (cost $300,000) ............................................        275,841
                                                                                                                        -----------
                           U.S. GOVERNMENT SECURITIES--3.9%
               1,220(2)    U.S. Treasury Notes, 3.875%, 2/15/13 ....................................................      1,194,265
                 280       U.S. Treasury Notes, 4.25%, 8/15/13 .....................................................        280,350
                 185(2)    U.S. Treasury Bonds, 5.375%, 2/15/31 ....................................................        192,928
                                                                                                                        -----------
                           Total U.S. Government Securities (cost $1,699,659)                                             1,667,543
                                                                                                                        -----------
           ------------
              SHARES
           ------------
                           COMMON STOCKS--55.0%
                           AUTOMOTIVE--1.2%
              10,000       General Motors Corp. ....................................................................        534,000
                                                                                                                        -----------
                           BASIC MATERIALS--1.8%
              20,800       Aluminum Co. of America .................................................................        790,400
                                                                                                                        -----------
                           BUILDING MATERIALS--0.9%
              14,600       Masco Corp. .............................................................................        400,186
                                                                                                                        -----------
                           CHEMICALS--2.3%
               2,800       Dow Chemical Co. ........................................................................        116,396
               9,500       E.I. du Pont de Nemours and Co. .........................................................        435,955
               6,900       PPG Industries, Inc. ....................................................................        441,738
                                                                                                                        -----------
                                                                                                                            994,089
                                                                                                                        -----------
                           CONSUMER PRODUCTS--4.0%
               4,200       Altria Group, Inc. ......................................................................        228,564
              12,600       Baxter International, Inc. ..............................................................        384,552
               5,800       General Mills, Inc. .....................................................................        262,740
               4,500       Heinz Co., H.J. .........................................................................        163,935
               8,200       Kellogg Co. .............................................................................        312,256
               6,000       Kimberly-Clark Corp. ....................................................................        354,540
                                                                                                                        -----------
                                                                                                                          1,706,587
                                                                                                                        -----------
                           ELECTRONICS--1.1%
               7,600       Emerson Electric Co. ....................................................................        492,100
                                                                                                                        -----------
                           ENERGY--13.4%
               5,500       BP PLC ..................................................................................        271,425
              10,900       ChevronTexaco Corp. .....................................................................        941,651
               4,600       ConocoPhillips ..........................................................................        301,622
               4,500       Dominion Resources, Inc. ................................................................        287,235
               6,100       Exelon Corp. ............................................................................        404,796
              28,300       Exxon Corp. .............................................................................      1,160,300
               3,900       FPL Group, Inc. .........................................................................        255,138
               9,900       National Fuel Gas Co. ...................................................................        241,956
               2,500       PPL Corp. ...............................................................................        109,375
              14,900       Questar Corp. ...........................................................................        523,735
               3,700       Royal Dutch Petroleum Co. ...............................................................        193,843
               3,700       SCANA Corp. .............................................................................        126,725
              21,100       Shell Transport & Trading Co. ...........................................................        950,133
                                                                                                                        -----------
                                                                                                                          5,767,934
                                                                                                                        -----------

                       See Notes to Financial Statements.

               SHARES                                             DESCRIPTION                                               VALUE
===================================================================================================================================
                           FINANCE & BANKING--18.6%
               9,000       ACE Ltd. ................................................................................    $   372,780
              11,600       Bank of America Corp. ...................................................................        932,988
               5,000       Chubb Corp., The ........................................................................        340,500
              20,900       Citigroup Inc. ..........................................................................      1,014,486
               3,000       Federal National Mortgage Association ...................................................        225,180
               7,700       Hartford Financial Services Group, Inc., The ............................................        454,531
               6,300       Marsh & McLennan Cos., Inc. .............................................................        301,707
               6,500       Merrill Lynch & Co., Inc. ...............................................................        381,225
               6,400       Morgan Stanley ..........................................................................        370,368
              15,100       National City Corp. .....................................................................        512,494
              15,200       St. Paul Companies, Inc. ................................................................        602,680
               6,500       SunTrust Banks, Inc. ....................................................................        464,750
               7,000       US Bancorp ..............................................................................        208,460
               9,400       Wachovia Corp. ..........................................................................        437,946
               9,500       Washington Mutual, Inc. .................................................................        381,140
              11,100       Wells Fargo & Co. .......................................................................        653,679
               4,700       XL Capital Ltd. .........................................................................        364,485
                                                                                                                        -----------
                                                                                                                          8,019,399
                                                                                                                        -----------
                           FOREST PRODUCTS--1.4%
               9,200       Weyerhaeuser Co. ........................................................................        588,800
                                                                                                                        -----------
                           INDUSTRIAL--2.6%
              10,600       Caterpillar, Inc. .......................................................................        880,012
               7,100       Rockwell Automation, Inc. ...............................................................        252,760
                                                                                                                        -----------
                                                                                                                          1,132,772
                                                                                                                        -----------
                           MEDIA--0.7%
               3,500       Gannett Co., Inc. .......................................................................        312,060
                                                                                                                        -----------
                           PHARMACEUTICALS--2.6%
               6,200       Bristol-Myers Squibb Co. ................................................................        177,320
              10,000       Merck & Co., Inc. .......................................................................        462,000
              13,400       Pfizer, Inc. ............................................................................        473,422
                                                                                                                        -----------
                                                                                                                          1,112,742
                                                                                                                        -----------
                           REITS--0.4%
               4,700       Regency Centers Corp. ...................................................................        187,295
                                                                                                                        -----------
                           TECHNOLOGY--1.2%
              23,000       Hewlett Packard, Co. ....................................................................        528,310
                                                                                                                        -----------
                           TELECOMMUNICATION--2.8%
               8,400       Bellsouth Corp. .........................................................................        237,720
              15,600       Nokia Corp. .............................................................................        265,200
              13,300       SBC Communications, Inc. ................................................................        346,731
              10,000       Verizon Communications, Inc. ............................................................        350,800
                                                                                                                        -----------
                                                                                                                          1,200,451
                                                                                                                        -----------
                           Total Common Stocks (cost $20,107,410) ..................................................     23,767,125
                                                                                                                        -----------
                           SHORT-TERM INVESTMENTS--2.6%
                           MONEY MARKET FUND--0.8%
             337,734       Galileo Money Market Fund ...............................................................        337,734
                                                                                                                        -----------
            ------------
              PRINCIPAL
               AMOUNT
                (000)
            ------------
                           DISCOUNT NOTE--1.8%
               $ 800       Federal Home Loan Bank, 0.75%, 1/02/04 ..................................................        799,983
                                                                                                                        -----------
                           TOTAL SHORT-TERM INVESTMENTS (COST $1,137,717) ..........................................      1,137,717
                                                                                                                        -----------
                           TOTAL INVESTMENTS--142.5% (COST $57,669,581) ............................................     61,543,891
                           LIABILITIES IN EXCESS OF OTHER ASSETS--(42.5)% ..........................................    (18,368,941)
                                                                                                                        -----------
                           NET ASSETS--100.0% ......................................................................   $ 43,174,950
                                                                                                                       ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 7.0% of its net assets, with a current market value of $3,004,690, in securities restricted as to resale.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

GO     --   General Obligation         REIT   --   Real Estate Investment Trust
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments at value (cost $57,669,581) .......................      $61,543,891
Receivable from investments sold ..............................           11,760
Receivable for fund shares sold ...............................           23,397
Income receivable .............................................          619,648
Other assets ..................................................            1,995
                                                                     -----------
                                                                      62,200,691
                                                                     -----------
LIABILITIES
Reverse repurchase agreements .................................       18,875,055
Investment advisory fee payable ...............................           35,833
Distribution and servicing payable ............................           12,457
Other accrued expenses ........................................          102,396
                                                                     -----------
                                                                      19,025,741
                                                                     -----------
NET ASSETS ....................................................      $43,174,950
                                                                     ===========
Composition of Net Assets:
  Par value ...................................................      $     2,060
  Paid-in capital in excess of par ............................       39,256,278
  Accumulated net realized gain ...............................           42,302
  Net unrealized appreciation .................................        3,874,310
                                                                     -----------
Net assets, December 31, 2003 .................................      $43,174,950
                                                                     ===========
Net asset value per share:
($43,174,950 / 2,060,483 shares issued and outstanding) .......      $     20.95
                                                                     ===========

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD(1) ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income ...........................................       $ 1,368,094
  Dividend income ...........................................           435,221
                                                                    -----------
    Total investment income .................................         1.803,315
                                                                    -----------

EXPENSES
  Investment advisory .......................................           268,394
  Distribution and servicing ................................            95,315
  Transfer agent ............................................            27,815
  Custodian .................................................            44,914
  Reports to shareholders ...................................            47,763
  Trustees fees .............................................             8,256
  Registration ..............................................            18,961
  Independent accountants ...................................            30,059
  Legal .....................................................            10,111
  Organization ..............................................            17,500
  Miscellaneous .............................................            10,307
                                                                    -----------
    Total expenses excluding interest expense ...............           579,395
      Interest expense ......................................           127,041
                                                                    -----------
    Total expenses ..........................................           706,436
      Less fees reimbursed by Advisor .......................           (17,978)
                                                                    -----------
    Net expenses ............................................           688,458
                                                                    -----------
Net investment income .......................................         1,114,857
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain .........................................            99,428
  Net change in unrealized appreciation .....................         3,874,310
                                                                    -----------
Net gain on investments .....................................         3,973,738
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........       $ 5,088,595
                                                                    ===========

----------
(1)   Commencement of investment operations was April 30, 2003.

                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS
FOR THE PERIOD(1) ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES
Net increase in net assets resulting from operations .........     $  5,088,595
                                                                   ------------
Increase in investments ......................................      (57,570,153)
Net realized gain ............................................          (99,428)
Increase in unrealized appreciation ..........................       (3,874,310)
Increase in receivable from investments sold .................          (11,760)
Increase in receivable from fund shares sold .................          (23,397)
Increase in income receivable ................................         (619,648)
Increase in other assets .....................................           (1,995)
Increase in investment advisory fee payable ..................           35,833
Increase in distribution and servicing payable ...............           12,457
Increase in other accrued expenses ...........................          102,396
                                                                   ------------
    Total adjustments ........................................      (62,050,005)
                                                                   ------------
Net cash used for operating activities .......................     $(56,961,410)
                                                                   ============

INCREASE (DECREASE) IN CASH
Net cash used for operating activities .......................      (56,961,410)
                                                                   ------------
Cash provided by financing activities:

  Capital contributions ......................................       39,275,838
  Increase in reverse repurchase agreements ..................       18,875,055
  Cash dividends paid ........................................       (1,189,483)
                                                                   ------------
Net cash provided by financing activities ....................       56,961,410
                                                                   ------------
  Net increase (decrease) in cash ............................               --
  Cash at beginning of period ................................     $         --
                                                                   ------------
  Cash at end of period ......................................     $         --
                                                                   ============

----------
(1) Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD(1) ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income .....................................      $  1,114,857
  Net realized gain .........................................            99,428
  Net change in unrealized appreciation .....................         3,874,310
                                                                   ------------
Net increase in net assets resulting from operations ........         5,088,595
                                                                   ------------
DIVIDENDS FROM NET INVESTMENT INCOME ........................        (1,189,483)
                                                                   ------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares ...........        41,731,498
  Reinvestment of dividends .................................           540,635
  Cost of shares repurchased ................................        (2,996,295)
                                                                   ------------
  Net proceeds from capital share transactions ..............        39,275,838
                                                                   ------------
Total increase ..............................................        43,174,950
                                                                   ------------

NET ASSETS
Beginning of period .........................................                --
                                                                   ------------
End of period ...............................................      $ 43,174,950
                                                                   ============
End of period undistributed net investment income ...........      $         --

----------
(1) Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR THE PERIOD(1) ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(2) ........................    $    19.10
                                                                    ----------
Investment operations:
   Net investment income .......................................          0.55
   Net realized and unrealized gain ............................          1.92
                                                                    ----------
Net increase from investment operations ........................          2.47
                                                                    ----------
Dividends from net investment income ...........................         (0.58)
                                                                    ----------
Capital charges with respect to issuance of shares .............         (0.04)
                                                                    ----------
Net asset value, end of period .................................    $    20.95
                                                                    ==========
TOTAL INVESTMENT RETURN(3) .....................................          7.88%
                                                                    ==========
RATIOS TO AVERAGE NET ASSETS:(4)
Total expenses .................................................          2.59%
Net expenses ...................................................          2.53%
Net expenses excluding interest expense ........................          2.06%
Net investment income ..........................................          4.09%
SUPPLEMENTAL DATA:
Average net assets (000) .......................................    $   40,407
Portfolio turnover .............................................            15%
Net assets, end of period (000) ................................    $   43,175
Reverse repurchase agreements outstanding, end of period (000) .    $   18,875
Asset coverage(5) ..............................................    $    3,287

----------
(1) Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.
(2) Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
(3) Total investment return is calculated assuming a purchase of a share at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at net asset value. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4)   Annualized.
(5)   Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

Partners Balanced Trust (the "Trust"), a Delaware statutory trust, is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust was organized on November 22, 2002. There were no transactions until April 16, 2003, when the Trust sold 6,152 shares for $117,503 to BlackRock Funding, Inc. The Trust commenced investment operations on April 30, 2003.

SECURITIES VALUATION: The Trust values its debt securities and equity securities by using market quotations, prices provided by broker dealers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the board of trustees of the Trust. A substantial portion of the Trust's debt investments will be valued utilizing one or more pricing services approved by the Trust's Board of Trustees (the "Board"). Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is the Trust's intention to elect to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: The Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the deferred compensation plan approved by the Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

      The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed (distributions in excess of) net investment income ("UNII"), accumulated net realized gain ("Accumulated Gain") and paid-in capital ("PIC") more closely to its tax character the following accounts were increased (decreased):

                                   ACCUMULATED
       UNII                           GAIN                             PIC
      -------                      -----------                     ----------
      $74,626                       $(57,126)                      $ (17,500)

NOTE 2. AGREEMENTS

The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc. Wellington Management Company, LLP serves as the sub-advisor for the Trust's equity investments. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as the sub-advisor for the Trust's debt investments. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

      The Trust's investment management fee paid to the Advisor is computed daily and payable monthly based on an annual rate of 0.70% of the Trust's average daily managed assets.

      The Advisor has voluntarily agreed to reimburse the Trust for operating expenses to the extent necessary to assure that other expenses of the Trust do not exceed 0.47% of the Trust's average daily managed assets. "Other Expenses" means the total expenses excluding interest expense, organizational expense, investment advisory fee and distribution and servicing fees. For the period ended December 31, 2003, the Advisor reimbursed the trust in the amount of $17,978.

      PFPC Trust Co.,  an  indirect  subsidiary  of The PNC  Financial  Services
Group, Inc., serves as custodian for the Trust. PFPC, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as accounting, transfer and dividend disbursing agent.

      Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to the Trust.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, from April 30, 2003 (commencement of investment operations) through December 31, 2003, were $61,781,690 and $6,311,531, respectively. Purchases and sales of U.S. government securities, from April 30, 2003 (commencement of investment operations) through December 31, 2003, were $4,974,867 and $2,192,420 respectively.

At December 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities was as follows:

       COST           APPRECIATION           DEPRECIATION              NET
    -----------       ------------           ------------          ----------
    $57,672,308        $4,485,557              $613,974            $3,871,583

NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trust may enter into reverse repurchase agreements with qualified, third-party broker-dealers as determined by and under the direction of the Trust's Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will maintain with the lender, liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. The average daily balance and weighted average interest rate of reverse repurchase agreements from April 30, 2003 (commencement of investment operations) through December 31, 2003, was $11,138,006 and 1.16%, respectively.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

NOTE 5. CAPITAL

There are an unlimited number of $0.001 par value common shares authorized for the Trust. At December 31, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of the Trust were 2,060,483 and 6,152, respectively. From April 30, 2003 (commencement of investment operations) through December 31, 2003, the Trust issued 27,404 shares through dividend reinvestment.

      The Trust operates as a continuously offered interval fund, which means that it continuously accepts new shareholder investments and repurchases its shares (in amounts equal to at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers every three months, the repurchase request deadline will be the tenth business day of each month in which a repurchase offer ends and the repurchase price will be determined no more than 14 calendar days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made on the third business day after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 but no more than 42 days prior to the repurchase request deadline.

      Transactions in common shares of beneficial interest from April 30, 2003 (commencement of investment operations) through December 31, 2003, for the Trust, were as follows:

                                        REINVESTMENT            NET INCREASE IN
    SALES          REPURCHASES          OF DIVIDENDS          SHARES OUTSTANDING
    -----          -----------          ------------          ------------------
  2,184,198          151,119               27,404                  2,060,483

      Offering costs of $84,210 incurred in connection with the Trust's offering of common shares has been charged to paid-in capital in excess of par of the common shares.

NOTE 6. DIVIDENDS

Subsequent to December 31, 2003, the Board declared dividends from undistributed earnings per common share payable January 30, 2004, to shareholders of record on January 28, 2004. The per share common dividends declared was $0.083333.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Partners Balanced Trust:

We have audited the accompanying statement of assets and liabilities of Partners Balanced Trust, (the "Trust"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the period from April 30, 2003 (commencement of investment operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2003, and the results of its operations, its cash flows, the changes in its net assets, and the financial highlights for the period from April 30, 2003 (commencement of investment operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 18, 2004

                       ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's tax year-end as to the Federal tax status of dividends and distributions paid by the Trust during such tax year. Accordingly, during the tax year-ended December 31, 2003, all dividends paid by the Trust were ordinary income dividends.

TRUSTEES INFORMATION (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                   INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Name, address, age               Andrew F. Brimmer                 Richard E. Cavanagh               Kent Dixon
                                 P.O. Box 4546                     P.O. Box 4546                     P.O. Box 4546
                                 New York, NY 10163-4546           New York, NY 10163-4546           New York, NY 10163-4546
                                 Age: 77                           Age: 57                           Age: 66
-----------------------------------------------------------------------------------------------------------------------------------
Current positions held with      Lead Trustee                      Trustee                           Trustee
the Trusts                       Audit Committee Chairman(2)       Audit Committee Member            Audit Committee Member(2)
-----------------------------------------------------------------------------------------------------------------------------------
Term of office and length of     3 years / since inception         3 years / since inception         3 years / since inception
time served
-----------------------------------------------------------------------------------------------------------------------------------
Principal occupations during     President of Brimmer &            President and Chief Executive     Consultant/Investor. Former
the past five years              Company, Inc., a Washington,      Officer of The Conference         President and Chief Executive
                                 D.C.-based economic and           Board, Inc., a leading global     Officer of Empire Federal
                                 financial consulting firm,        business membership               Savings Bank of America and
                                 also Wilmer D. Barrett            organization, from                Banc PLUS Savings Association,
                                 Professor of Economics,           1995-present. Former Executive    former Chairman of the Board,
                                 University of Massachusetts -     Dean of the John F. Kennedy       President and Chief Executive
                                 Amherst. Formerly member of       School of Government at           Officer of Northeast Savings.
                                 the Board of Governors of the     Harvard University from
                                 Federal Reserve System. Former    1988-1995. Acting Director,
                                 Chairman, District of Columbia    Harvard Center for Business
                                 Financial Control Board.          and Government (1991-1993).
                                                                   Formerly Partner (principal)
                                                                   of McKinsey & Company, Inc.
                                                                   (1980- 1988). Former Executive
                                                                   Director of Federal Cash
                                                                   Management, White House Office
                                                                   of Management and Budget
                                                                   (1977-1979). Co-author, THE
                                                                   WINNING PERFORMANCE (best
                                                                   selling management book
                                                                   published in 13 national
                                                                   editions).
-----------------------------------------------------------------------------------------------------------------------------------
Number of portfolios overseen    49                                49                                49
within the fund complex
-----------------------------------------------------------------------------------------------------------------------------------
Other Directorships held         Director of CarrAmerica Realty    Trustee: Airplanes Group,         Former Director of ISFA (the
outside of the fund complex      Corporation and Borg-Warner       Aircraft Finance Trust (AFT)      owner of INVEST, a national
                                 Automotive. Formerly Director     and Educational Testing           securities brokerage service
                                 of Airborne Express,              Service (ETS). Director, Arch     designed for banks and thrift
                                 BankAmerica Corporation (Bank     Chemicals, Fremont Group and      institutions).
                                 of America), Bell South           The Guardian Life Insurance
                                 Corporation, College              Company of America.
                                 Retirement Equities Fund
                                 (Trustee), Commodity Exchange,
                                 Inc. (Public Governor),
                                 Connecticut Mutual Life
                                 Insurance Company, E.I. du
                                 Pont de Nemours & Company,
                                 Equitable Life Assurance
                                 Society of the United States,
                                 Gannett Company, Mercedes-Benz
                                 of North America, MNC
                                 Financial Corporation
                                 (American Security Bank), NCM
                                 Capital Management, Navistar
                                 International Corporation, PHH
                                 Corp. and UAL Corporation
                                 (United Airlines).
-----------------------------------------------------------------------------------------------------------------------------------
For "Interested Trustee"
Relationships, events or
transactions by reason of
which the Trustee is an
interested person as defined
in Section 2(a)(19)(1940 Act)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
(2) The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

----------------------------------------------------------------------------------------------------------
                                     INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------
Frank J. Fabozzi                       James Clayburn La Force, Jr.         Walter F. Mondale
P.O. Box 4546                          P.O. Box 4546                        P.O. Box 4546
New York, NY 10163-4546                New York, NY 10163-4546              New York, NY 10163-4546
Age: 55                                Age: 75                              Age: 76
----------------------------------------------------------------------------------------------------------
Trustee                                Trustee                              Trustee
----------------------------------------------------------------------------------------------------------
3 years / since inception              3 years / since inception            3 years / since inception
----------------------------------------------------------------------------------------------------------
Consultant. Editor of THE              Dean Emeritus of the John E.         Senior Counsel, Dorsey &
JOURNAL OF PORTFOLIO                   Anderson Graduate School of          Whitney, LLP., a law firm
MANAGEMENT and Frederick Frank         Management, University of            (January 2004-present);
Adjunct Professor of Finance           California since July 1, 1993.       Partner, Dorsey & Whitney,
at the School of Management at         Acting Dean of the School of         LLP., (December 1996-December
Yale University. Author and            Business, Hong Kong University       2003, September 1987-August
editor of several books on             of Science and Technology            1993). Formerly U.S.
fixed income portfolio                 1990-1993. From 1978 to              Ambassador to Japan
management. Visiting Professor         September 1993, Dean of the          (1993-1996). Formerly Vice
of Finance and Accounting at           John E. Anderson Graduate            President of the United
the Sloan School of                    School of Management,                States, U.S. Senator and
Management, Massachusetts              University of California.            Attorney General of the State
Institute of Technology from                                                of Minnesota. 1984 Democratic
1986 to August 1992.                                                        Nominee for President of the
                                                                            United States.
----------------------------------------------------------------------------------------------------------
49                                     49                                   49
----------------------------------------------------------------------------------------------------------
Director, Guardian Mutual              Payden & Rygel Investment            Director of United Health
Funds Group (18 portfolios).           Trust, Metzler-Payden                Foundation and the Japan
                                       Investment Trust, Advisors           Society. Member of the Hubert
                                       Series Trust, Arena                  H. Humphrey Institute of
                                       Pharmaceuticals, Inc. and            Public Affairs Advisory Board,
                                       CancerVax Corporation.               The Mike and Maureen Mansfield
                                                                            Foundation, Dean's Board of
                                                                            Visitors of the Medical School
                                                                            at the University of
                                                                            Minnesota, and the Mayo
                                                                            Foundation Advisory Council to
                                                                            the President.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                          INTERESTED TRUSTEES(1)
----------------------------------------------------------------------------
Ralph L. Schlosstein                       Robert S. Kapito
BlackRock,Inc.                             BlackRock,Inc.
40 East 52nd Street                        40 East 52nd Street
New York, NY 10022                         New York, NY 10022
Age: 52                                    Age: 46
----------------------------------------------------------------------------
Chairman of the Board                      President and Trustee
----------------------------------------------------------------------------
3 years / since inception                  3 years / since August 22, 2002
----------------------------------------------------------------------------
Director since 1999 and                    Vice Chairman of BlackRock,
President of BlackRock, Inc.               Inc. Head of the Portfolio
since its formation in 1998                Management Group. Also a
and of BlackRock, Inc.'s                   member of the Management
predecessor entities since                 Committee, the Investment
1988. Member of the Management             Strategy Group, the Fixed
Committee and Investment                   Income and Global Operating
Strategy Group of BlackRock,               Committees and the Equity
Inc. Formerly, Managing                    Investment Strategy Group.
Director of Lehman Brothers,               Responsible for the portfolio
Inc. and Co-head of its                    management of the Fixed
Mortgage and Savings                       Income, Domestic Equity and
Institutions Group. Currently,             International Equity,
Chairman and a Trustee of each             Liquidity, and Alternative
of the closed-end Trusts in                Investment Groups of
which BlackRock Advisors, Inc.             BlackRock. Currently President
acts as investment advisor.                and a Director/Trustee of each
                                           of the closed-end Trusts in
                                           which BlackRock Advisors, Inc.
                                           acts as investment advisor.
----------------------------------------------------------------------------
49                                         49
----------------------------------------------------------------------------
Chairman and President of the              Chairman of the Hope and
BlackRock Liquidity Funds (10              Heroes Children's Cancer Fund.
portfolios), Director of                   President of the Board of
Anthracite Capital, Inc. and               Directors of the Periwinkle
Director of several of                     National Theatre for Young
BlackRock's alternative                    Audiences. Director of
investment vehicles.                       icruise.com, Corp.
Currently, a Member of the
Visiting Board of Overseers of
the John F. Kennedy School of
Government at Harvard
University, the Financial
Institutions Center Board of
the Wharton School of the
University of Pennsylvania, a
Trustee of the American Museum
of Natural History, a Trustee
of Trinity School in New York
City and a Trustee of New
Visions for Public Education
in New York City. Formerly, a
Director of Pulte Corporation
and a Member of Fannie Mae's
Advisory Council.
----------------------------------------------------------------------------
Director and President of the              Director and Vice Chairman
Advisor.                                   of the Advisor.
----------------------------------------------------------------------------

                             PARTNERS BALANCED TRUST

Trustees
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Sub-Advisors
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

   Wellington Management Company, LLP
   75 State Street
   Boston, MA 02109

Custodian
   PFPC Trust Co.
   8800 Tinicum Blvd.
   Philadelphia, PA 19153

Accounting Agent and Transfer Agent
   PFPC Inc.
   301 Bellevue Parkway
   Wilmington, DE 19809

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Trustees
   Debevoise & Plimpton LLP
   919 Third Avenue
   New York, NY 10022

      This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

--------------------------------------------------------------------------------
The Trust has a Statement of Additional Information that includes more information about the Trustees and is available without charge, upon request by calling (800) 699-1236.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 227-7BFM.

The Trust has delegated to the Advisor and Wellington Management Company, LLP the voting of proxies relating to their voting securities pursuant to the Advisor's and Wellington Management Company, LLP's proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This
is not a prospectus intended for use in the
purchase or sale of Trust shares. Statements and
other information contained in this report are as
dated and are subject to change.                                [BLACKROCK LOGO]

CLF-ANN-6

ITEM 2.  CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant 's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant 's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustees: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $25,700 for the fiscal year ended December 31, 2003 and $0 for the fiscal year ended December 31, 2002.

(b) AUDIT-RELATED FEES. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a).

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $1,500 for the fiscal year ended December 31, 2003 and $0 for the fiscal year ended December 31, 2002.

The nature of these services was federal, state and local income and excise tax return preparation and miscellaneous tax advice.

(d) ALL OTHER FEES. The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

         (i) The Trust has polices and procedures (the "Policy") for the pre-approval by the Trust's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Trust and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

         For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

         In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

         Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

         The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)

         Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

         (ii) All of the services rendered after May 22, 2003 described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Trust for each of the last two fiscal years were $573,077 for the fiscal year ended December 31, 2003 and $0 for the fiscal year ended December 31, 2002.

(h) At a meeting held on February 19, 2004, the Trust's audit committee considered whether the provision of non-audit services that were rendered to the Trust's investment advisor, and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant and that directly impacted the Trust and were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence and concluded that it was.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Trust has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Trust is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; and Kent Dixon.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are included as an Exhibit 99.PROXYPOL hereto.


ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Section 302 Certification of Principal Executive Officer and Principal Financial Officer.

(b) Section 906 Certification of Principal Executive Officer and Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Balanced Trust
            --------------------------------------------------------------------




By: /s/ Henry Gabbay
   -----------------------------------------------------------------------------
Name: Henry Gabbay
Title: Treasurer
Date: March 8, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: /s/ Robert S. Kapito
   -----------------------------------------------------------------------------
Name:  Robert S. Kapito
Title: Principal Executive Officer
Date: March 8, 2004




By: /s/ Henry Gabbay
   -----------------------------------------------------------------------------
Name:  Henry Gabbay
Title: Principal Financial Officer
Date: March 8, 2004